Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Distributed earnings allocated to common stock									$ 23,100	$ 20,603	$ 20,102
Undistributed earnings allocated to common stock									24,678	18,034	20,280
Net earnings allocated to common shareholders									$ 47,778	$ 38,637	$ 40,382
Average common shares outstanding	15,636,000	15,608,000	15,582,000	15,473,000	14,755,000	14,751,000	14,680,000	14,679,000	15,564,000	14,714,000	15,055,000
Warrants Outstanding									60,000
Employee Stock Options									84,000	82,000	75,000
Shares for diluted earnings per share	15,799,000	15,790,000	15,752,000	15,627,000	14,837,000	14,834,000	14,759,000	14,759,000	15,708,000	14,796,000	15,130,000
Basic earnings per share	$ 0.84	$ 0.89	$ 0.83	$ 0.51	$ 0.73	$ 0.71	$ 0.50	$ 0.68	$ 3.07	$ 2.63	$ 2.68
Diluted earnings per share	$ 0.83	$ 0.88	$ 0.82	$ 0.51	$ 0.73	$ 0.71	$ 0.50	$ 0.67	$ 3.04	$ 2.61	$ 2.67
Options to purchase shares of common stock, anti-dilutive									0	124,000	222,000
Common stock exercise price, lower limit										$ 35.09	$ 32.09
Common stock exercise price, upper limit										$ 40.88	$ 40.88